Statutory Prospectus Supplement dated December 6, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus of the Fund listed below:

Invesco Oppenheimer Global Strategic Income Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces in its entirety the section titled “Exclusion of Adviser from Commodity Pool Operator Definition” appearing under the heading “Fund Management” in the prospectus:

Regulation under the Commodity Exchange Act

The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.

O-GLSI-STATPRO SUP 120619

Statutory Prospectus Supplement dated December 6, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus of the Funds listed below:

Invesco Oppenheimer Global Strategic Income Fund

Invesco Oppenheimer International Bond Fund

This supplement amends the Statutory Prospectus of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The section titled “Exclusion of Adviser from Commodity Pool Operator Definition - Invesco Oppenheimer Global Strategic Income Fund” appearing under the heading “Fund Management” is hereby deleted in its entirety.

The following information replaces in its entirety the section titled “Regulation under the Commodity Exchange Act – Invesco Oppenheimer International Bond Fund” appearing under the heading “Fund Management” in the prospectus:

Regulation under the Commodity Exchange Act

The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Funds. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Funds as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Funds, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.”

O-AIF-PRO-SUP 120619

Statement of Additional Information Supplement dated December 6, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information of the Funds listed below:

Invesco Oppenheimer Global Strategic Income Fund

Invesco Oppenheimer International Bond Fund

This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the section titled “Description of the Funds and Their Investments and Risks – Investment Strategies and Risks – Derivatives - Commodity Exchange Act (CEA) Regulation and Exclusions” in the Statement of Additional Information:

Commodity Exchange Act (CEA) Regulation and Exclusions:

Invesco is registered as a “commodity pool operator” (CPO) under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Funds. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Funds as a result of Invesco’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to Invesco as the Fund’s CPO, Invesco’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses. Invesco is also registered as a “commodity trading adviser” (CTA) but, with respect to the Funds, relies on an exemption from CTA regulation available for a CTA that also serves as a fund’s CPO. The CFTC has neither reviewed nor approved the Funds, their investment strategies, their prospectus or this SAI.

O-AIF-SAI-SUP 120619